Provision for Asset Retirement Obligation - Fuel Tanks - Changes in the provision for asset retirement obligation (Detail) - Asset Retirement Obligation [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Post Employment Benefits [line items]
Beginning balance	R$ 51,242	R$ 54,667	R$ 64,774
Additions (new tanks)	163	290	264
Expenditure with tanks removed	(4,306)	(5,456)	(12,752)
Accretion expense	6,336	1,741	2,381
Ending Balance	53,435	R$ 51,242	R$ 54,667
Current	4,267
Non-current	R$ 49,168